Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Hidrovias International Finance Sarl(a)
02/08/2031	4.950%	2,049,000	1,668,079
Colombia 0.8%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,143,118
03/25/2029	6.250%	1,260,000	1,232,390
03/25/2029	6.250%	180,000	176,056
Total			2,551,564
Guatemala 0.5%
Energuate Trust(a)
05/03/2027	5.875%	1,300,000	1,242,546
05/03/2027	5.875%	550,000	525,692
Total			1,768,238
Hong Kong 1.6%
Lenovo Group Ltd.(a)
04/24/2025	5.875%	3,500,000	3,654,866
Xiaomi Best Time International Ltd.(a)
07/14/2031	2.875%	2,100,000	1,675,880
Total			5,330,746
India 0.6%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	2,100,000	1,989,618
Ireland 0.1%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	459,600
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	489,682
Jersey 1.1%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,496,021
09/30/2040	2.940%	2,619,638	2,217,522
Total			3,713,543
Netherlands 0.2%
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	495,717
Philippines 0.8%
SMC Global Power Holdings Corp.(a),(b)
12/31/2049	5.700%	2,600,000	2,422,705
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Kingdom 0.5%
Tullow Oil PLC(a)
03/01/2025	7.000%	2,200,000	1,708,416
Virgin Islands 2.5%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	2,231,000	2,304,612
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	6,100,000	5,697,693
Total			8,002,305
Total Corporate Bonds & Notes (Cost $33,744,813)			30,600,213

Foreign Government Obligations(c),(d) 76.2%

Angola 2.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	4,600,000	4,297,460
04/14/2032	8.750%	1,386,000	1,312,512
05/08/2048	9.375%	1,300,000	1,163,568
Total			6,773,540
Argentina 1.5%
Argentine Republic Government International Bond(b)
07/09/2035	1.125%	17,800,000	4,850,500
07/09/2046	1.125%	610,000	172,150
Total			5,022,650
Bahrain 1.6%
Bahrain Government International Bond(a)
05/18/2034	5.625%	3,100,000	2,791,334
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,495,566
Total			5,286,900
Belarus 0.1%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	1,250,000	173,743
Brazil 3.0%
Brazilian Government International Bond
05/30/2029	4.500%	1,200,000	1,138,974
06/12/2030	3.875%	8,300,000	7,426,926
01/27/2045	5.000%	1,600,000	1,281,326
Total			9,847,226
Columbia Emerging Markets Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.4%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		1,300,000	1,322,900
Chile 0.4%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,225,307
China 1.7%
China Government Bond
11/21/2029	3.130%	CNY	100,000	15,359
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		1,250,000	1,242,420
Syngenta Finance NV(a)
04/24/2028	5.182%		4,200,000	4,213,397
Total				5,471,176
Colombia 3.5%
Colombia Government International Bond
01/30/2030	3.000%		6,600,000	5,472,124
04/15/2031	3.125%		5,675,000	4,618,783
04/22/2032	3.250%		1,652,000	1,327,086
Total				11,417,993
Croatia 0.6%
Croatia Government International Bond(a)
01/26/2024	6.000%		767,000	793,812
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%		1,290,000	1,291,539
Total				2,085,351
Dominican Republic 3.3%
Dominican Republic International Bond(a)
02/22/2029	5.500%		1,492,000	1,414,767
01/30/2030	4.500%		2,489,000	2,184,772
09/23/2032	4.875%		1,500,000	1,295,776
04/30/2044	7.450%		4,000,000	3,851,411
06/05/2049	6.400%		1,300,000	1,103,728
01/30/2060	5.875%		1,050,000	818,470
Total				10,668,924
Ecuador 1.8%
Ecuador Government International Bond(a),(b)
07/31/2030	5.000%		3,600,000	2,990,769
07/31/2035	1.000%		3,000,000	1,921,476
07/31/2040	0.500%		1,899,850	1,047,338
Total				5,959,583
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 2.8%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,776,072
04/11/2031	6.375%	EUR	1,700,000	1,385,308
05/29/2032	7.625%		1,815,000	1,447,048
09/30/2033	7.300%		3,600,000	2,779,693
02/21/2048	7.903%		2,200,000	1,549,531
Total				8,937,652
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%		800,000	313,256
Ghana 0.5%
Ghana Government International Bond(a)
03/26/2051	8.950%		3,400,000	1,742,088
Guatemala 0.7%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	659,366
06/01/2050	6.125%		1,650,000	1,528,450
Total				2,187,816
India 1.0%
Export-Import Bank of India(a)
01/15/2030	3.250%		3,600,000	3,246,292
Indonesia 7.0%
Indonesia Government International Bond(a)
01/15/2045	5.125%		2,300,000	2,308,640
Indonesia Government International Bond
10/30/2049	3.700%		3,500,000	2,977,004
03/31/2052	4.300%		555,000	511,895
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,307,474
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,105,778
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		500,000	383,569
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%		4,485,000	4,551,614
11/15/2048	6.757%		4,750,000	4,808,941
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		1,500,000	1,280,409
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		1,623,000	1,529,008
Total				22,764,332

2	Columbia Emerging Markets Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 1.7%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	3,260,363
06/15/2033	6.125%		2,400,000	2,138,091
Total				5,398,454
Kazakhstan 2.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,034,429
04/24/2030	5.375%		3,800,000	3,503,377
04/19/2047	5.750%		1,018,000	859,541
Total				6,397,347
Malaysia 0.5%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,724,449
Mexico 11.4%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		3,243,000	2,610,425
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,091,467
Mexico Government International Bond
04/16/2030	3.250%		5,250,000	4,828,708
01/15/2047	4.350%		1,800,000	1,501,798
02/10/2048	4.600%		1,600,000	1,378,820
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,246,551
01/28/2031	5.950%		5,000,000	4,160,223
02/16/2032	6.700%		11,423,000	9,869,374
01/23/2045	6.375%		5,357,000	3,795,170
09/21/2047	6.750%		2,100,000	1,507,147
01/23/2050	7.690%		2,700,000	2,097,534
Total				37,087,217
Oman 0.4%
Oman Government International Bond(a)
01/25/2031	6.250%		1,339,000	1,378,794
Pakistan 0.6%
Pakistan Government International Bond(a)
09/30/2025	8.250%		419,000	319,281
12/05/2027	6.875%		1,000,000	745,137
04/08/2031	7.375%		1,078,000	728,103
Total				1,792,521
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 1.9%
Panama Government International Bond
03/16/2025	3.750%	900,000	903,602
09/29/2032	2.252%	2,200,000	1,807,082
01/19/2033	3.298%	2,186,000	1,953,949
01/19/2063	4.500%	1,783,000	1,499,025
Total			6,163,658
Paraguay 1.3%
Paraguay Government International Bond(a)
08/11/2044	6.100%	3,700,000	3,545,105
03/30/2050	5.400%	925,000	791,061
Total			4,336,166
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%	1,089,000	936,880
Philippines 0.7%
Philippine Government International Bond
07/06/2046	3.200%	2,655,000	2,161,360
Qatar 5.4%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	942,915
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	743,286
03/14/2029	4.000%	4,700,000	4,879,878
04/16/2030	3.750%	3,100,000	3,173,022
04/23/2048	5.103%	2,350,000	2,620,305
03/14/2049	4.817%	2,550,000	2,740,650
Qatar Petroleum(a)
07/12/2031	2.250%	2,763,000	2,452,929
Total			17,552,985
Romania 1.9%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,108,116
11/25/2027	5.250%	2,476,000	2,504,538
02/14/2051	4.000%	2,042,000	1,572,687
Total			6,185,341
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	1,383,000	401,758
Russian Foreign Bond - Eurobond(a)
05/27/2026	4.750%	2,000,000	348,037
03/21/2029	4.375%	2,000,000	374,072
03/28/2035	5.100%	1,200,000	171,248
Total			1,295,115

Columbia Emerging Markets Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 4.3%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,355,006
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%	3,200,000	2,928,129
Saudi Government International Bond(a)
01/21/2055	3.750%	4,000,000	3,487,981
01/21/2055	3.750%	3,950,000	3,444,381
02/02/2061	3.450%	3,500,000	2,794,111
Total			14,009,608
South Africa 2.7%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,195,974
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,400,000	1,299,643
09/30/2049	5.750%	4,200,000	3,391,341
04/20/2052	7.300%	2,142,000	2,015,055
Total			8,902,013
Turkey 3.7%
Turkey Government International Bond
03/22/2024	5.750%	1,500,000	1,439,965
04/14/2026	4.250%	1,350,000	1,154,427
03/25/2027	6.000%	2,000,000	1,767,178
02/17/2028	5.125%	4,900,000	4,081,259
04/26/2029	7.625%	2,400,000	2,208,676
05/30/2040	6.750%	1,573,000	1,237,738
Total			11,889,243
Ukraine 1.3%
Ukraine Government International Bond(a)
09/01/2026	7.750%	7,000,000	2,726,847
05/21/2029	6.876%	3,810,000	1,369,304
Total			4,096,151
United Arab Emirates 3.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	2,066,612
04/16/2050	3.875%	385,000	362,828
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,585,566
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,450,000	1,466,843
DP World Ltd.(a)
09/25/2048	5.625%	500,000	479,186
DP World PLC(a)
07/02/2037	6.850%	3,600,000	3,934,674
Total			9,895,709
Venezuela 0.6%
Petroleos de Venezuela SA(a),(e)
05/16/2024	0.000%	22,627,059	1,373,111
Venezuela Government International Bond(a),(e)
10/13/2024	0.000%	7,500,000	688,416
Total			2,061,527
Total Foreign Government Obligations (Cost $309,004,440)			247,711,267

Money Market Funds 12.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(f),(g)	41,687,605	41,670,930
Total Money Market Funds (Cost $41,674,702)		41,670,930
Total Investments in Securities (Cost $384,423,955)		319,982,410
Other Assets & Liabilities, Net		5,325,166
Net Assets		$325,307,576

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
108,000,000 MXN	5,405,811 USD	Goldman Sachs International	06/28/2022	—	(51,814)
6,500,000 EUR	6,982,313 USD	UBS	06/28/2022	—	(5,902)
Total				—	(57,716)
4	Columbia Emerging Markets Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $181,162,918, which represents 55.69% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2022.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2022, the total value of these securities amounted to $2,061,527, which represents 0.63% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	30,285,129	93,172,530	(81,782,957)	(3,772)	41,670,930	(7,645)	67,449	41,687,605
Currency Legend
CNY	China Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Bond Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT141_08_M01_(07/22)